SM&R
LOGO

P R O S P E C T U S

JANUARY 1, 1999

SM&R INVESTMENTS, INC.
  -  SM&R GOVERNMENT BOND FUND
  -  SM&R TAX FREE FUND
  -  SM&R PRIMARY FUND
  -  SM&R MONEY MARKET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                                                         CLASS J

TABLE OF CONTENTS
-------------------------------------------------------------------

RISK/RETURN SUMMARY..........................................          1
  SM&R Government Bond Fund..................................          1
  SM&R Tax Free Fund.........................................          3
  SM&R Primary Fund..........................................          5
  SM&R Money Market Fund.....................................          7
  Types of Investment Risk...................................          9
  Bar Chart and Performance Table............................         10
  Fees and Expenses of the Funds.............................         14
SHARES OF THE FUNDS..........................................         17
  Distribution and Shareholder Service (12b-1) Fee...........         18
INVESTMENT OBJECTIVES AND POLICIES...........................         18
  Government Bond Fund.......................................         18
  Tax Free Fund..............................................         22
  Primary Fund...............................................         26
  Money Market Fund..........................................         27
RISK FACTORS.................................................         29
PURCHASES AND REDEMPTIONS....................................         32
  Purchasing Shares..........................................         32
  Pricing of Fund Shares.....................................         32
  Special Services...........................................         33
  Retirement Plans...........................................         36
  Dividends, Distributions, and Taxes........................         36
  Redeeming Shares...........................................         38
THE FUNDS AND MANAGEMENT.....................................         41
FINANCIAL HIGHLIGHTS.........................................         45
  Government Bond Fund.......................................         45
  Tax Free Fund..............................................         46
  Primary Fund...............................................         47
APPENDIX.....................................................        A-1

RISK/RETURN SUMMARY                                    SM&R GOVERNMENT BOND FUND
-------------------------------------------------------------------

GOVERNMENT BOND FUND'S INVESTMENT OBJECTIVE
                   To provide as high a level of current income, liquidity, and safety of principal as is consistent with prudent investment risks through investment in a portfolio consisting primarily of securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.

GOVERNMENT BOND FUND'S PRINCIPAL INVESTMENT STRATEGIES
                   The Government Bond Fund normally invests at least 65% of its assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. These may include Treasuries and mortgage-backed securities, such as Ginnie Maes, Freddie Macs, and Fannie Maes. This fund may also invest assets in collateralized mortgage obligations.

                   The Government Bond Fund may invest in zero coupon bonds, which are U.S. Government obligations. The fund may also invest in commercial paper, certificates of deposit, corporate debt securities rated "A" or higher, and repurchase agreements.

                   The Government Bond Fund generally invests primarily in medium and long term securities. The average portfolio maturity generally is expected to be in the six to fifteen year range (some securities may have longer or shorter durations). The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates that interest rates will decrease.

PRINCIPAL RISKS OF INVESTING IN THE GOVERNMENT BOND FUND
                   You could lose money on your investment in the Government Bond Fund, or it could underperform other investments, if any of the following occurs:
                   - interest rates rise (thus causing a decline in the market value of debt securities)

RISK/RETURN SUMMARY                                    SM&R GOVERNMENT BOND FUND
-------------------------------------------------------------------

                   - the worldwide demand for U.S. government securities falls
                   - interest rates fall enough to prompt an unexpected number of people to refinance (or prepay) their mortgages
                   - interest rates rise enough to cause fewer people than
                     expected to repay their mortgages early
                   - if any bonds the fund owns are downgraded in credit rating or go into default

WHO MAY WANT TO INVEST IN THE GOVERNMENT BOND FUND
                   The Government Bond Fund may be
                   appropriate if you:
                   - are seeking a regular stream of income to meet current
                     needs
                   - are seeking higher potential returns than money market
                     funds and are willing to accept moderate risk of volatility
                   - are retired or nearing retirement

                   The Government Bond Fund may NOT be appropriate if you:
                   - are investing for maximum return over a long time horizon
                   - require absolute stability of your principal

RISK/RETURN SUMMARY                                           SM&R TAX FREE FUND
-------------------------------------------------------------------

TAX FREE FUND'S INVESTMENT OBJECTIVE
                   To provide as high a level of interest income largely exempt from federal income taxes as is consistent with preservation of capital through investment of at least 80% of its net assets in tax-exempt securities during normal market conditions.

TAX FREE FUND'S PRINCIPAL INVESTMENT STRATEGIES
                   The Tax Free Fund invests primarily in tax-exempt securities. During normal market conditions, this fund invests at least 80% of its assets in municipal securities that pay interest exempt from federal income taxes. The Tax Free Fund generally invests in securities rated Baa or better by Moody's or BBB or better by Standard and Poors and Fitch. This fund may not invest more than 20% of its assets in UNRATED municipal securities. These securities may be less liquid than comparably rated municipal securities and involve somewhat greater risk. This fund may also invest up to 20% of its assets in Government guaranteed taxable bonds, highly rated corporate bonds, or commercial paper.

                   The average portfolio maturity of the Tax Free Fund generally is expected to be in the six to twelve year range (some securities have longer or shorter durations). The average portfolio maturity may be shorter when management anticipates that interest rates will increase, and longer when management anticipates that interest rates will decrease.

PRINCIPAL RISKS OF INVESTING IN THE TAX FREE FUND
                   You could lose money on your investment in the Tax Free Fund, or it could underperform other investments, if any of the following occurs:
                   - interest rates rise (thus causing a decline in the market value of debt securities)
                   - if any bonds the fund owns are downgraded in credit rating or go into default
                   - certain securities become harder to value or to sell at a fair price

                   ALSO, SOME OF YOUR DIVIDEND INCOME MAY BE TAXABLE.

RISK/RETURN SUMMARY                                           SM&R TAX FREE FUND
-------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE TAX FREE FUND
                   The Tax Free Fund may be appropriate if you:
                   - are willing to sacrifice some investment return for income exempt from federal income tax and, under certain conditions, exempt from state and local taxes
                   - are in a high tax bracket (28% and up)
                   - are seeking a regular stream of income to meet current
                     needs
                   - are seeking higher potential returns than money market
                     funds and are willing to accept moderate risk of volatility

                   The Tax Free Fund may NOT be appropriate if you:
                   - are investing for maximum return
                   - require absolute stability of your principal
                   - prefer capital gains over ordinary income

RISK/RETURN SUMMARY                                            SM&R PRIMARY FUND
-------------------------------------------------------------------

PRIMARY FUND'S INVESTMENT OBJECTIVE
                   To seek maximum current income consistent with capital preservation and liquidity through investment primarily in commercial paper.

PRIMARY FUND'S PRINCIPAL INVESTMENT STRATEGIES
                   The Primary Fund invests primarily in
                   commercial paper. Commercial paper is short-term unsecured promissory notes issued by corporations. This fund will only invest in commercial paper rated in one of the two highest rating categories.

                   The Primary Fund may also invest in:
                   - U.S. Government obligations;
                   - corporate debt obligations maturing in five years or less and rated "A" or higher;
                   - certificates of deposit, generally maturing in 3 years or less; and
                   - repurchase agreements.

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY FUND
                   You could lose money on your investment in the Primary Fund, or it could underperform other investments, if any of the following occurs:
                   - interest rates rise (thus causing a decline in the market value of debt securities)
                   - if any of the fund's investments are downgraded in credit rating or go into default

                   By limiting its investments as described above, the Primary Fund may not achieve as high a level of current income as a fund investing in lower-rated securities or longer-term securities.

RISK/RETURN SUMMARY                                            SM&R PRIMARY FUND
-------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE PRIMARY FUND
                   The Primary Fund may be appropriate if you:
                   - are seeking a regular stream of income to meet current
                     needs
                   - are seeking higher potential returns than money market
                     funds and are willing to accept moderate risk of volatility
                   - are more concerned with safety of principal than with
                     investment returns
                   - are retired or nearing retirement

                   The Primary Fund may NOT be appropriate if you:
                   - are investing for maximum return
                   - require absolute stability of your principal
                   - are investing for goals that are many years in the future
                   - prefer capital gains over ordinary income

RISK/RETURN SUMMARY                                       SM&R MONEY MARKET FUND
-------------------------------------------------------------------

MONEY MARKET FUND'S INVESTMENT OBJECTIVE
                   To seek the highest current income consistent with the stability of principal and maintenance of liquidity.

MONEY MARKET FUND'S PRINCIPAL INVESTMENT STRATEGIES
                   The Money Market Fund seeks to achieve its objective by investing in high-quality short-term money market instruments, including: U.S. Government obligations, certificates of deposit, banker's acceptances, commercial paper, collateralized mortgage obligations, and corporate bonds and notes. This fund limits its investments to those short-term securities that it determines present minimal credit risk and meet certain rating requirements (in the two highest short-term rating categories).

PRINCIPAL RISKS OF INVESTING IN THE MONEY MARKET FUND
                   The Money Market Fund is subject to the
                   following risks:
                   - that interest rates may rise (thus causing a decline in the market value of debt securities)
                   - that the fund's investments may be downgraded in credit
                     rating or go into default

                   However, the risks of investment in the Money Market Fund may be expected to be less than for other mutual funds. By limiting its investments as described above, this fund may not achieve as high a level of current income as a fund investing in lower-rated securities. ALTHOUGH THE MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE MONEY MARKET FUND.

RISK/RETURN SUMMARY                                       SM&R MONEY MARKET FUND
-------------------------------------------------------------------

WHO MAY WANT TO INVEST IN THE MONEY MARKET FUND
                   The Money Market Fund may be appropriate if you:
                   - require stability of principal
                   - are seeking a mutual fund for the cash portion of an asset allocation program
                   - need to "park" your money temporarily
                   - are more concerned with safety of principal than with
                     investment returns
                   - are investing emergency reserves

                   The Money Market Fund may NOT be appropriate if you:
                   - want federal deposit insurance
                   - are seeking an investment that is likely to outpace
                     inflation
                   - are investing for retirement or other goals that are many years in the future
                   - are investing for growth or maximum current income

                   YOU SHOULD KEEP IN MIND THAT AN INVESTMENT IN THE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

RISK/RETURN SUMMARY
-------------------------------------------------------------------

TYPES OF INVESTMENT RISK

As indicated above, each of the four funds may be subject to certain of the following types of risks:

CREDIT RISK. The risk that the issuer of a security, or a party to a contract, will default or otherwise not honor a financial obligation.

INTEREST RATE RISK. The risk of declines in market value of an income-bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values. THIS RISK AFFECTS ALL FOUR FUNDS, BUT HAS LESS EFFECT ON THE MONEY MARKET AND PRIMARY FUNDS.

LIQUIDITY RISK. The risk that certain securities or other investments may be difficult or impossible to sell at the time the fund would like to sell them or at the price the fund values them. The fund may have to sell at a lower price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. THIS RISK PRIMARILY AFFECTS THE TAX FREE, PRIMARY, AND MONEY MARKET FUNDS.

INVESTMENT STYLE OR MANAGEMENT RISK. The risk that a strategy used by a fund's management may fail to produce the intended result because:
- management fails to properly implement the selected investment strategy; or
- the securities that fit the fund's investment style do worse than securities that fit other investment styles.

This risk is common to all mutual funds. THIS RISK AFFECTS ALL FOUR FUNDS.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. The fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. This risk is common to all stocks and bonds and the mutual funds that invest in them. THIS RISK AFFECTS ALL FOUR FUNDS.

RISK/RETURN SUMMARY
------------------------------------------------

PREPAYMENT AND EXTENSION RISK. PREPAYMENT RISK is the risk that an unexpected fall in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the actual or expected number of mortgage prepayments, thereby reducing the security's value. EXTENSION RISK is the risk that an unexpected rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the actual or expected number of mortgage prepayments, thereby reducing the security's value. THIS RISK APPLIES ONLY TO THE GOVERNMENT BOND FUND.

BAR CHART AND PERFORMANCE TABLE

The bar charts and performance tables shown below provide some indication of the risks of investing in the funds and the variability of returns:
- by showing each fund's performance for each year since inception, and
- by showing how each fund's average annual returns for certain periods compare to those of a broad-based securities market index.

Because the Money Market Fund was not in operation during these periods, it is not included in the bar chart or the performance table.

The returns shown are based on an investment in the funds prior to the creation of multiple classes of shares, but do not reflect any sales loads that would be imposed on the purchase or sale of any shares. We created the multiple classes of shares on January 1, 1999. If multiple classes of shares of the Government Bond and Tax Free Funds had been in existence, the financial performance of Class J shares would have been lower than depicted because of the imposition of distribution and/or service (12b-1) fees.

Past performance is not necessarily an indication of how the funds will perform in the future.

RISK/RETURN SUMMARY                                    SM&R GOVERNMENT BOND FUND
-------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           9.31%
1994          -4.65%
1995          18.57%
1996           3.43%
1997           8.14%

* For the nine month period ended September 30, 1998, the Government Bond Fund had a total return of 6.70%.

During the period shown in the bar chart, the highest return for a quarter was 6.44% achieved June 30, 1995 and the lowest return for a quarter was minus 1.77% for the quarter September 30, 1994.

    AVERAGE ANNUAL TOTAL RETURNS (FOR THE
      PERIODS ENDING DECEMBER 31, 1997)       PAST ONE YEAR  PAST 5 YEARS
  SM&R GOVERNMENT BOND FUND                       3.28%          5.71%
  *LEHMAN BROTHERS GOVERNMENT/                    9.54%          8.71%
    MORTGAGE-BACKED SECURITIES INDEX

* Lehman Brothers Government/Mortgage-Backed Securities Index is an index which includes all public obligations of the U.S. Treasury and all publicly issued debt of U.S. Government agencies, quasi-federal corporations and corporate debt guaranteed by the U.S. Government as well as 15 and 30 year fixed rate securities backed by mortgage pools of the GNMA, FHLMA and FNMA.

RISK/RETURN SUMMARY                                            SM&R PRIMARY FUND
-------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993           2.48%
1994           3.58%
1995           5.26%
1996           4.92%
1997           5.08%

* For the nine month period ended September 30, 1998, the Primary Fund had a total return of 3.81%.

During the period shown in the bar chart, the highest return for a quarter was 2.54% achieved September 30, 1997 and the lowest return for a quarter was 0.60% for the quarter June 30, 1993.

    AVERAGE ANNUAL TOTAL RETURNS (FOR THE
      PERIODS ENDING DECEMBER 31, 1997)       PAST ONE YEAR  PAST 5 YEARS
  SM&R PRIMARY FUND                               5.08%          4.26%
  *LEHMAN GOVERNMENT/CORPORATE INDEX              7.99%          7.02%

* Lehman Government/Corporate Index is an index representing all public obligations of the U.S. Treasury as well as all publicly issued debt of U.S. government agencies with maturities of one to three years.

RISK/RETURN SUMMARY                                           SM&R TAX FREE FUND
-------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1994          -5.49%
1995          17.87%
1996           4.48%
1997           8.98%

* For the nine month period ended September 30, 1998, the Tax Free Fund had a total return of 5.73%.

During the period shown in the bar chart, the highest return for a quarter was 7.41% achieved March 31, 1995 and the lowest return for a quarter was minus 3.94% for the quarter March 31, 1994.

        AVERAGE ANNUAL TOTAL RETURNS
           (FOR THE PERIODS ENDING
             DECEMBER 31, 1997)               PAST ONE YEAR  PAST 4 YEARS
  SM&R TAX FREE FUND                              4.08%        4.94%
  *LEHMAN BROTHERS MUNICIPAL INDEX                9.19%       11.18%

* Lehman Brothers Municipal Index is an index of investment grade tax exempt bonds classified into four major sections: General Obligation, Revenue, Insured and Preferred.

RISK/RETURN SUMMARY
------------------------------------------------

FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDER FEES
(fees paid directly from your investment)

THERE ARE NO SHAREHOLDER TRANSACTION CHARGES IN CONNECTION WITH PURCHASES OR REDEMPTIONS OF CLASS J SHARES OF THE GOVERNMENT BOND FUND AND THE TAX FREE FUND, OR OF ANY SHARES OF THE PRIMARY FUND AND MONEY MARKET FUND, OTHER THAN AN $8.00 TRANSACTION FEE CHARGED FOR EACH EXPEDITED WIRE REDEMPTION.

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from fund assets)

                                                                                         MONEY
                                                    GOVERNMENT    TAX FREE   PRIMARY    MARKET
                                                     BOND FUND      FUND       FUND      FUND
                                                    -----------   --------   --------   -------
                                                      CLASS J     CLASS J
                                                    -----------   --------
Management Fees                                         0.50%        0.50%     0.50%      0.25%
Distribution (12b-1) Fees                               0.75%        0.75%     None       None
Other Expenses(2)                                       0.50%        0.75%     0.48%      0.25%
Total Annual Fund Operating Expenses                    1.75%        2.00%     0.98%      0.50%
Fee Waivers and Expense Reimbursements(3)                 --%          --%       --%        --%
                                                       -----      --------   --------   -------
Net Expenses                                            1.75%        2.00%     0.98%      0.50%
                                                       -----      --------   --------   -------

NOTES TO THE FEES AND EXPENSES OF THE FUNDS

(1) The "Management Fees" and "Other Expenses" for the Government Bond, Primary, and Tax Free Funds are for the year ended August 31, 1998; for the Money Market Fund, they are estimates for the first year of operation (ending August 31, 1999).

(2) "Other Expenses" include the 0.25% Administrative Service Fee. Because Class J shares were not available prior to the date of this Prospectus, "Other Expenses" for Class J shares are based on the expenses and average net assets of the Government Bond Fund and the Tax Free Fund for the fiscal year ended August 31, 1998. "Other Expenses" shown for the Money Market Fund are estimated for the current fiscal year ending August 31, 1999.

(3) The Fee Table reflects any fees waived and expenses assumed contractually by the funds' manager, Securities Management and Research, Inc. ("SM&R").

RISK/RETURN SUMMARY
------------------------------------------------
    Pursuant to the Administrative Service Agreement, SM&R will pay (or reimburse) each fund for regular operating expenses in excess of 1.25% (0.50% for the Money Market Fund) per year of such fund's average daily net assets. Regular operating expenses include the advisory fee and administrative fee, but do not include any 12b-1 fee or class-specific expenses.

    The Fee Table does not reflect fees waived or expenses assumed by SM&R on a voluntary basis. During the fiscal year ended August 31, 1998, SM&R voluntarily waived fees of 0.18%, and 0.50% for the Primary Fund and Tax Free Fund, respectively. SM&R intends to continue to voluntarily waive the advisory fee for the Tax Free Fund. SM&R also intends to reimburse regular operating expenses that exceed average daily net assets as follows: 0.80% for the Primary Fund and 1.00% for the Government Bond Fund. SM&R may discontinue or reduce any such waiver or reimbursement of expenses at any time without notice.

    The following table shows fees and expenses for the Government Bond, Primary, and Tax Free Funds for the year ended August 31, 1998 taking into account all fee waivers and expense reimbursements, both contractual and voluntary. For the Money Market Fund, they are estimates considering estimated fee waivers and expense reimbursements for the year ending August 31, 1999.

    ANNUAL FUND OPERATING EXPENSES
    (As a Percentage of Average Net Assets After All Fee Waivers and Expense Reimbursements)

                                                                                                   MONEY
                                                      GOVERNMENT       TAX FREE      PRIMARY      MARKET
                                                       BOND FUND         FUND         FUND         FUND
                                                    ---------------  ------------  -----------  -----------
                                                        CLASS J        CLASS J
                                                    ---------------  ------------
Management Fees                                            0.50%           0.00%        0.32%        0.25%
Distribution (12b-1) Fees                                  0.75%           0.75%        None         None
Other Expenses                                             0.50%           0.75%        0.48%        0.25%
Total Annual Fund Operating Expenses                       1.75%           1.50%        0.80%        0.50%
                                                            ---           -----        -----        -----

EXAMPLES OF EXPENSES

These examples are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in each fund and applicable class thereof for the time periods indicated, based on expenses before fee waivers and expense reimbursements. These

RISK/RETURN SUMMARY
------------------------------------------------
examples also assume that your investment has a 5% return each year and that the funds' operating expenses remain the same. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER THAN SHOWN.

You would pay the following expenses, based on these assumptions, if you actually redeem all of your shares at the end of the period shown:

                                           ONE YEAR     THREE YEARS   FIVE YEARS    TEN YEARS
                                          -----------  -------------  -----------  -----------
Government Bond Fund (Class J)             $     178     $     551     $     949    $   2,062
Tax Free Fund (Class J)                    $     203     $     627     $   1,078    $   2,327
Primary Fund                               $     100     $     312     $     542    $   1,201
Money Market Fund                          $      51     $     160     $     280    $     628

Because there are no sales charges or redemption fees, you would pay the same expenses, based on these assumptions, if you did not redeem your shares.

SHARES OF THE FUNDS
-------------------------------------------------------------------

SM&R Investments, Inc., formerly known as SM&R Capital Funds, Inc. (the "Company" or "we") offers four separate investment portfolios. This prospectus offers Class J shares of the Government Bond and Tax Free Funds and shares of the Money Market and Primary Funds through certain financial intermediaries that have distribution agreements with SM&R. These financial intermediaries may include broker-dealers, investment advisers, and mutual fund "supermarkets". Policies and fees established by these financial intermediaries may be different than those discussed in this prospectus. Additionally, not all of the services discussed may be available to you, and these financial intermediaries may charge you separately for using their services. Please keep in mind that the funds are not responsible for the failure of any financial intermediary not carrying out its obligations to its customers.

Class J shares of the Government Bond and Tax Free Funds and shares of the Money Market and Primary Funds are offered at their respective net asset values, without the imposition of any sales charge on their purchase or redemption. As a result, 100% of your purchase is immediately invested. Class J shares of the Government Bond and Tax Free Funds, however, have higher ongoing expenses because of the imposition of a distribution ("12b-1") fee.

The Government Bond and Tax Free Funds also offer other classes of shares through separate prospectuses: (1) Class A "front-end load" shares; (2) Class B "back-end load" shares; (3) Class C "level load" shares; (4) Class T shares sold only to investors that became shareholders of the Company prior to December 31, 1998 and certain designated persons; and (5) Class Y "institutional" shares. Class A, B, C, T, and Y shares are subject to different sales charges and other expenses and, accordingly, may have expense ratios and performance that differs from those of Class J shares. You are encouraged to consider all of the Company's class alternatives and choose the one that fits your individual circumstances at the lowest level of fees. FOR MORE INFORMATION ON THE OTHER CLASSES OF SHARES OR TO REQUEST A PROSPECTUS FOR ANOTHER CLASS, INVESTORS MAY CONTACT INVESTOR SERVICES AT (800) 231-4639.

DISTRIBUTION AND SHAREHOLDER SERVICE (12b-1) FEE

Class J shares of the Government Bond and Tax Free Funds pay SM&R, the principal underwriter, a distribution (12b-1) fee of 0.75%. This fee is computed as an annual percentage of the average daily net assets of the class. BECAUSE DISTRIBUTION (12b-1) FEES ARE PAID OUT OF FUND ASSETS ON AN ONGOING BASIS, THE FEES MAY, OVER TIME, INCREASE THE COST OF AN INVESTMENT IN A FUND AND COST INVESTORS MORE THAN OTHER TYPES OF SALES LOADS.

The distribution fee is for services that are primarily intended to result in or are primarily attributable to the distribution of the classes. This fee compensates SM&R, or enables SM&R to compensate other persons (including distributors of the shares), for providing such services.

INVESTMENT OBJECTIVES AND POLICIES
-------------------------------------------------------------------

Each fund pursues its own investment objective through various investment policies and techniques. ONLY THE PRINCIPAL INVESTMENT STRATEGIES OF EACH FUND AND THE PRINCIPAL TYPES OF SECURITIES EACH FUND PLANS TO PURCHASE ARE DESCRIBED BELOW. More investment information is in the Statement of Additional Information. These policies and techniques are not fundamental and may be changed by the Board of Directors without shareholder approval.

Because of the market risks inherent in any investment, the funds may not achieve their investment objectives. In addition, effective management of each fund is subject to general economic conditions and to the ability and investment techniques of management. The net asset value of each fund's shares will vary and the redemption value of shares may be either higher or lower than the shareholder's cost. Since each fund has a different investment objective, each will have different investment results and incur different market, financial, and other risks.

GOVERNMENT BOND FUND
(FORMERLY NAMED AMERICAN NATIONAL GOVERNMENT INCOME FUND SERIES)

The Government Bond Fund seeks to achieve its objective through investment of 65% or more of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations") which include, but are not limited to, U.S. Treasury Bonds, Notes and Bills and securities issued by instrumentalities of the U.S. Government.

U.S. GOVERNMENT OBLIGATIONS--There are two broad categories of U.S. Government
Obligations:

    (1) direct obligations of the U.S. Treasury, and

    (2) obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the United States (such as Government National Mortgage Association Certificates); others, by the agency or instrumentality with limited rights of the issuer to borrow from the U.S. Treasury (such as Federal National Mortgage Association Bonds); and others, only by the credit of the issuer. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities; it is not obligated by law to do so.

MORTGAGE-BACKED SECURITIES--We anticipate that a substantial portion of the Government Bond Fund's portfolio will consist of mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. These securities represent part ownership of pools of mortgage loans secured by real property, such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. Government and guaranteed by U.S. Government agencies such as GNMA, FNMA, or FHLMC. Such certificates, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified dates. With pass-through certificates, both principal and interest payments, including prepayments, are passed through to the holder of the certificate and provide for monthly payments of interest and principal. GNMA, a federal agency, issues pass-through certificates that are guaranteed as to timely payment of principal and interest. FNMA, a federally chartered and privately owned corporation, issues mortgage pass-through securities and guarantees them as to timely payment of principal and interest. FHLMC, a corporate instrumentality of the United States, issues participation certificates that represent an interest in mortgages from FHLMC's portfolio. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. FNMA and FHLMC are not backed by the full faith and credit of the United States, although FNMA and FHLMC are authorized to borrow from the U.S. Treasury to meet their obligations. Those mentioned are but a few of the mortgage-backed securities currently available. The Government Bond Fund will not purchase interest-only or principal-only mortgage-backed securities.

The yield characteristics of mortgage-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. The average mortgage in a pool may be expected to be repaid within about twelve (12) years. If mortgage interest rates decrease, the value of the Government Bond Fund's securities will generally increase. However, we anticipate that the average life of the mortgages in the pool will decrease as borrowers refinance and prepay mortgages to take advantage of lower interest rates. The Government Bond Fund invests the proceeds from such prepayments at the then prevailing lower interest rates. On the other hand, if interest rates increase, the value of the Fund's securities generally will decrease while it is anticipated that borrowers will not refinance and, therefore, the average life of the mortgages in the pool will be longer. In addition, if the Government Bond Fund purchases such a security at a premium, a prepayment rate faster than expected will reduce yield to maturity, while a prepayment rate slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if the Government Bond Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity.

COLLATERALIZED MORTGAGE OBLIGATIONS--The Government Bond Fund may invest a portion of its assets in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities. Collateralized obligations in which the

Government Bond Fund may invest are issued or guaranteed by a U.S. Government agency or instrumentality, such as the FHLMC. A variety of types of collateralized obligations are currently available and others may become available in the future. One should keep in mind that during periods of rapid interest rate fluctuation, the price of a security, such as a CMO, could either increase or decrease based on inherent interest rate risk. Additionally, the risk of maturities shortening or lengthening in conjunction with interest rate movement, could magnify the overall effect of the price fluctuation.

A CMO is often issued in multiple classes with varying maturities and interest rates. As a result the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Thus, classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yields. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. A more complete description of CMOs is contained in the Statement of Additional Information.

The Government Bond Fund may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

The Government Bond Fund may also invest in securities issued by private issuers that represent an interest in or are secured by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. In addition, the fund may invest in securities issued by private issuers that represent an interest in or are secured by mortgage loans or mortgage-backed securities without a government guarantee but usually have some form of private credit enhancement.

ZERO COUPON BONDS--The Government Bond Fund may invest in zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The Government Bond Fund will only purchase zero coupon bonds which are U.S. Government Obligations. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon bonds do not entitle the holder to any periodic payments of interest prior to maturity. Its value as an investment consists of the difference between its face value at the time of maturity and the price for which it was acquired which is generally an amount significantly less than face value (sometimes referred to as a "deep discount" price). Zero coupon bonds require a higher rate of return to attract investors who are willing to defer receipt of cash. Accordingly, although not providing current income, SM&R believes that zero coupon bonds can be effectively used to lock in a higher rate of return in a declining interest environment. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. The Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

TAX FREE FUND (FORMERLY NAMED AMERICAN NATIONAL TAX FREE FUND SERIES)

The Tax Free Fund, as a matter of fundamental policy, seeks to achieve its objective by investing at least 80% of the value of its net assets in municipal securities the interest on which is exempt from federal income taxes.

The Tax Free Fund has no restrictions on the maturity of municipal securities in which it may invest. Accordingly, it will seek to invest in municipal securities of such maturities which, in the judgement of SM&R, the adviser, will provide a high level of current income consistent with prudent investment, with consideration given to market conditions.

The Tax Free Fund will invest, without percentage limitations, in municipal securities having at the time of purchase one of the four highest municipal ratings by Moody's Investor Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch IBCA ("Fitch") (E.G., MIG 4 or higher by Moody's) or in securities which are not rated, provided that, in the opinion of SM&R, such securities are comparable in quality to those within the four highest ratings. The rating agencies consider that bonds rated in the fourth highest category may have some speculative characteristics and that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on those bonds than is the case with higher grade bonds. SM&R will only purchase bonds rated in such fourth category if it believes that the purchase of such bonds is consistent with the Tax Free Fund's investment objective. In the event the rating of an issue held by the Tax Free Fund is changed by the rating service, such change will be considered by the Tax Free Fund in its evaluation of the overall investment merits of that security but such change will not necessarily result in an automatic sale of the security. Any security held which is subsequently downgraded below BBB by S&P or Baa by Moody's will be sold as soon as it is advantageous to do so after the downgrade. A description of the ratings may be found in the Appendix to this Prospectus.

Purchasing unrated municipal securities, which may be less liquid than comparably rated municipal securities, involves somewhat greater risk and consequently the Tax Free Fund may not invest more than 20% of its net assets in unrated municipal securities. To attempt to minimize the risk of such investments, SM&R will, prior to acquiring unrated securities, consider the terms of the offering and various other factors to determine the issuer's comparative credit rating and whether the securities are consistent with the Tax Free Fund's investment objective and policies.

During normal market conditions, the Tax Free Fund will have at least 80% of its net assets invested in municipal securities the income of which is fully exempt from federal income taxation. Furthermore, under normal market conditions up to 20% of the Tax Free Fund's net assets, and as a temporary defensive measure during abnormal market conditions, up to 50% of its net assets may be invested in the following types of taxable fixed income obligations:

(1) obligations issued or guaranteed by the U.S. government, its agencies, instrumentalities or authorities (See "Government Bond Fund" above for an explanation of U.S. government obligations);

(2) corporate debt securities which at the date of the investment are rated A or higher by Moody's, S&P or Fitch;

(3) commercial paper which at the date of the investment is rated in one of the two top categories by Moody's or by S&P or if not rated, is issued by a company which at the date of the investment has an outstanding debt issue rated A or higher by Moody's or A or higher by S&P;

(4) certificates of deposit issued by U.S. banks which at the date of the investment have capital surplus and undivided profits of $1 billion as of the date of their most recently published financial statements; and

(5) repurchase agreements secured by U.S. government securities, provided that no more than 15% of the Fund's net assets will be invested in illiquid securities including repurchase agreements with maturities in excess of seven days.

To the extent income dividends include income from taxable sources, a portion of a shareholder's dividend income may be taxable. (See "Dividends, Distributions, and Taxes"). In addition, Congress could enact tax legislation such as a flat tax rate that would make tax-free bonds less desirable to investors seeking ways to reduce taxable income. If that were to occur, it could cause the value of the securities to drop.

The Tax Free Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal securities held. A moratorium, default, or other non-payment of interest or principal when due could, in addition to affecting the market value and liquidity of the particular security, affect the market value and liquidity of other municipal securities. Additionally, the market for municipal securities is often thin and can be temporarily affected by large purchases and sales. As a result, the Tax Free Fund will attempt to minimize risk by diversifying its investments by investing no more than 5% of its net assets in the securities of any one issuer (this limitation does not apply to investments issued or guaranteed by the U.S. Government or its instrumentalities) and by investing no more than 25% of its net assets in municipal securities issued in any one state or territory. Each political subdivision, agency, instrumentality, and each multi-state agency of which a state is a member will be regarded as a separate issuer for the purpose of determining diversification.

MUNICIPAL SECURITIES--The term "municipal securities," as used in this Prospectus means obligations issued by or on behalf of states, territories, and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is exempt from federal income tax. An opinion as to the tax-exempt status of a municipal security generally is rendered to the issuer by the issuer's counsel at the time of issuance of the security. Neither the funds nor SM&R will review the proceedings relating to the issuance of municipal obligations or the basis for opinions of counsel.

Municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Further information on the maturity and funding classifications of municipal securities is included in the Statement of Additional Information.

Yields on municipal securities vary, depending on a variety of factors, including the general condition of the financial markets and of the municipal securities market, the size of a particular offering, the maturity of the obligation and the credit rating of the issuer. Like other interest-bearing securities, the value of municipal securities changes as interest rates fluctuate. For example, if interest rates increase from the time a security is purchased, the security's value and sales price generally will be less than its purchase cost. Conversely, if interest rates decline from the time a security is purchased, the security's value and sales price may be greater than its purchase cost. Generally, municipal securities of longer maturities produce higher current yields than municipal securities with shorter maturities but are subject to greater price fluctuation due to changes in interest rates, tax laws and other general market factors. Lower-rated municipal securities generally produce a higher yield with shorter maturities than higher-rated municipal securities due to the perception of a greater degree of risk as to the ability of the issuer to pay principal and interest.

The Tax Free Fund may purchase municipal bonds for which the payments of principal and interest are secured by an escrow account of securities backed by the full faith and credit of the U.S. government ("defeased") and municipal securities whose principal and interest payments are insured by a commercial insurance company as long as the underlying credit is investment grade (BBB or better by S&P and Fitch and Baa or better by Moody's) ("insured"). The Tax Free Fund may also purchase unrated securities of issuers which SM&R believes would have been rated BBB or Baa had the issuer requested a rating from S&P, Fitch or Moody's. Such implied investment grade rating will be determined by SM&R upon its performance of a credit analysis of the issue and the issuer. Such credit analysis may consist of a review of such items as the issuer's debt characteristics, financial information, structure of the issue, liquidity of the issue, quality of the issuer, current economic climate, financial adviser, and underwriter. Insured and defeased bonds are further described in the Statement of Additional Information. In general, these types of municipal securities will not be treated as an obligation of the original municipality for purposes of determining industry concentration.

PRIMARY FUND (FORMERLY NAMED AMERICAN NATIONAL PRIMARY FUND SERIES)

Commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. The Primary Fund will invest only in commercial paper which, at the date of such investment, is rated in one of the two top categories by one or more of the nationally recognized statistical rating organizations ("NRSROs") (See the "Appendix" hereto for information about such ratings and such rating organizations).

The Primary Fund, consistent with its investment objective, will attempt to maximize yield by trying to take advantage of changing conditions and trends. It may also attempt to take advantage of what are believed to be disparities in yield relationships between different instruments. This procedure may increase or decrease the portfolio yield depending upon the Primary Fund's ability to correctly time and execute such transactions. Although the Primary Fund's assets will be invested in securities with short maturities, the Primary Fund will manage its portfolio as described above. (See "Portfolio Transactions and Brokerage Allocation" in the Statement of Additional Information.)

OTHER INVESTMENTS--The Primary Fund may invest in (i) U.S. Government Obligations (See the "Government Bond Fund" above for an explanation of U.S. Government Obligations); (ii) other corporate obligations, such as bonds, debentures or notes maturing in five (5) years or less at the time of purchase which at the date of the investment are rated "A" or higher by an NRSRO; and
(iii) negotiable
certificates of deposit of banks (including U.S. dollar denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks and savings and loan associations and banker's acceptances of U.S. banks which banks and savings and loan associations have total assets at the date of investment (as of the date of their most recent published financial statements) of at least $1 billion (See "INVESTMENT OBJECTIVES AND POLICIES--Certificates of Deposit and Banker's Acceptances" in the Statement of Additional Information for a description of the securities) and (iv) repurchase agreements with respect to any type of instrument in which the Primary Fund is authorized to invest even though the underlying instrument may mature in more than two (2) years.

MONEY MARKET FUND

The Money Market Fund seeks to achieve its objective by investing in short-term money market instruments determined to be of high quality by SM&R pursuant to guidelines established by the Company's Board of Directors. The Money Market Fund may invest in the following types of high quality debt obligations:

(1) U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of marketable securities issued or guaranteed as to both principal and interest by the United States Government or by its agencies and instrumentalities. (See "Government Bond Fund" above for an explanation of U.S. Government Obligations).

(2) CERTIFICATES OF DEPOSIT. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. The Money Market Fund will invest only in certificates of deposit of U.S. banks that have total assets in excess of $1 billion at the time of investment.

(3) BANKER'S ACCEPTANCES. Banker's acceptances are short-term instruments issued by banks, generally for the purpose of financing imports or exports. An acceptance is a time draft drawn on a bank by the importer or exporter to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" and is an irrevocable obligation of the issuing bank.

(4) COMMERCIAL PAPER. As discussed above under "Primary Fund," commercial paper is short-term unsecured promissory notes issued by corporations to finance short-term credit needs.

(5) BONDS AND NOTES. The Money Market Fund may invest in corporate bonds or notes with a remaining maturity of one year or less.

(6) COLLATERALIZED MORTGAGE OBLIGATIONS. As discussed above under "Government Bond Fund," CMOs are debt obligations collateralized by a portfolio or pool of mortgages, mortgage-backed securities, or U.S. Government securities.

The Money Market Fund does not currently intend to invest in unrated securities, securities subject to demand features, floating rate instruments, securities subject to guarantees, and variable rate instruments.

The Money Market Fund limits its investments to those short-term securities that the Board determines present minimal credit risk and that are "Eligible Securities" when acquired by the Fund. As used in this Prospectus, "Eligible Securities" means securities that are:

(a) rated in one of the two highest short-term rating categories, or

(b) whose issuer has another class of debt obligations rated in one of the two highest short-term rating categories.

To rely on a rating assigned to other debt obligations, those obligations must be of comparable priority and security. All ratings must have been issued by the requisite NRSROs. Currently, five organizations are NRSROs: Moody's, S&P, Fitch IBCA, Duff and Phelps, Inc., and Thomson BankWatch, Inc. A discussion of the ratings categories of S&P and Moody's is contained in the Appendix.

The Money Market Fund generally limits its investments in securities, as follows:

  - It will not invest in securities issued by any one issuer, other than the U.S. Government, its agencies, or instrumentalities, in an amount that exceeds 5% of its total assets.

  - It will not invest more than 5% of its total assets in securities relying on ratings in the second highest rating category.

  - It will not invest more than 1% of its total assets in securities of any one issuer that rely on ratings in the second highest rating category.

(See "Investment Objectives and Policies" in the Statement of Additional Information for a more detailed explanation of the investment categories.) The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, and will not invest in any security with a remaining maturity of over 397 days (13 months).

Investments in money market instruments are subject to the ability of the issuer to make payment at maturity. In addition, the Money Market Fund's performance will vary depending on changes in short-term interest rates. However, both the financial and market risks of investment in the Money Market Fund may be expected to be less than for any other Fund. By limiting its investments to Eligible Securities, the Money Market Fund may not achieve as high a level of current income as a fund investing in lower-rated securities.

RISK FACTORS
-------------------------------------------------------------------

The following discussion relates to all four funds. The risk/return summary located at the beginning of this prospectus identifies some specific risks applicable to each individual fund.

GENERAL. There is no assurance that a fund will achieve its goals. Generally, if the securities owned by a fund increase in value, the value of the shares of the fund which you own will increase. Similarly, if the securities owned by a fund decrease in value, the value of your shares will also go down. In this way, you participate in any change in the value of the securities owned by a fund.

The risk inherent in investing in any fund is a risk common to any security. That is, the value of a fund's shares will fluctuate in response to changes in economic conditions, interest rates and the market's perception of the underlying portfolio securities held by that fund. Each fund's share value depends on general economic and securities market conditions, the investment decisions of its management, and numerous other factors. All of these factors are inherently uncertain and, in some cases, unforeseeable.

Any of the funds could lose money if the stock markets in general go down or if the particular debt obligations purchased by a fund go down in value. In addition, the funds could lose money if prevailing interest rates increase or if the debt securities purchased by a fund are downgraded or defaulted upon.

DEBT SECURITIES RISKS. Debt securities are subject to change in their values due to changes in prevailing interest rates. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. When prevailing interest rates fall, the values of already-issued debt securities generally rise. Accordingly, if interest rates go down after a security is purchased, such security might be valued and/or sold at a price greater than its cost. If interest rates were to drop dramatically, some of the securities could be called and/or prepaid, requiring reinvesting in securities at much lower yields.

On the other hand, when prevailing interest rates rise, the values of already-issued debt securities generally fall. Accordingly, if interest rates increase after a security is purchased, such security might be valued and/or sold at a price less than its cost. In such circumstances, the value of existing bonds decrease because the interest payments from existing bonds are less attractive than new issues with higher interest rates and investors would lose money if they liquidate holdings.

The funds could lose money if any bonds they own are downgraded in credit rating or go into default. A moratorium, default, or other non-payment of interest or principal when due could, in addition to affecting the market value and liquidity of the particular security, affect the market value and liquidity of other securities. A change in credit rating of an issuer can also affect the bond's value, thus affecting the market value of the funds. However, the funds invest predominately in investment grade bonds in order to minimize credit risk. (See "Investment Objectives and Policies" for more information about the ratings required for investments by each specific fund.) Moreover, substantial redemptions of fund shares could require a fund to sell portfolio securities at a time when a sale might not be favorable.

U.S. GOVERNMENT OBLIGATIONS. Investments in U.S. Government Obligations are not all backed by the "full faith and credit" of the United States Government. Some are backed only by the rights of the issuer to borrow from the U.S. Treasury and others are supported only by the credit of the issuing instrumentality. No assurance can be given that the U.S. Government would lend money to or otherwise provide financial support to U.S. Government sponsored instrumentalities.

MARKET RISKS. Because the funds may invest in debt obligations which are traded on securities exchanges, the value of each fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile and stock prices can change substantially. This market risk will affect each fund's net asset value per share, which will fluctuate as the values of each fund's portfolio securities change. Prices do not always change uniformly or at the same time and the various stock markets do not always move in the same direction at the same time. Other factors specific to a particular company also affect the price of that company's debt obligations (for example, poor earnings, loss of major customers, or major litigation). The funds cannot always predict the factors that will affect a security's price. The funds, however, do attempt to limit market risk by diversifying their investments. The funds diversify their investments by generally investing only a small percentage of their assets in the debt obligations of any one company and by not holding a substantial amount of the debt obligations of any one company.

REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security and simultaneously sells it to the vendor for delivery at a future date. These agreements are used primarily for cash purposes. A fund entering into a repurchase agreement may lose money if the other party to the transaction fails to pay the resale price on the delivery date. Such a default may delay or prevent the fund from disposing of the underlying securities. The value of the underlying securities may go down during the period in which the fund seeks to dispose of them. Also, the fund may incur expenses while trying to sell the underlying securities. Finally, the fund risks losing all or a part of the income from the agreement.

OTHER RISKS. Each investor will be subject to all the risks normally attendant to business operations, changes in general economic conditions, governmental rules and fiscal policies, acts of God, and other factors beyond the control of the funds' management.

YEAR 2000 RISKS. Many services provided to the funds and their shareholders depend on the smooth functioning of computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated, referred to as the "Year 2000 Problem." The Year 2000 Problem could have a negative impact on handling securities trades, payment of interest and dividends, pricing, and account services. Like other mutual funds, financial and business organizations, and individuals around the world, the funds could be adversely affected if the computer systems used by SM&R (which acts as their investment adviser, underwriter, custodian, and transfer agent) do not properly process and calculate date-related information and data from and after January 1, 2000. SM&R is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by any other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the funds and their shareholders.

PURCHASES AND REDEMPTIONS
-------------------------------------------------------------------
PURCHASING SHARES

You may purchase Class J shares offered in this prospectus through certain financial intermediaries (such as broker-dealers, investment advisers and mutual fund "supermarkets") that have distribution agreements with SM&R and are authorized to accept orders on the funds behalf. Shares are sold at the net asset value per share next computed as and when provided below (See "Pricing of Fund Shares"). Such purchases will be at the offering price for such shares determined as and when provided below (See "Pricing of Fund Shares"). These financial intermediaries may charge you a fee for this service and may require different minimum initial and subsequent purchases than the funds. These financial intermediaries may also impose other charges or restrictions different from those applicable to individuals who invest in other classes of the funds directly.

You should keep in mind that if your shares are held in the name of a financial intermediary or other party, you are not considered a shareholder of record and therefore may not be able to utilize services available only to shareholders of record.

Certificates are not issued for shares of the funds. SM&R confirms investors' purchases and credits such purchases to their accounts on the books maintained by SM&R. Investors have the same rights of share ownership as they would if certificates had been issued.

OPENING AN ACCOUNT: To purchase shares, you must submit a completed account application. Special forms or information may be required when establishing an IRA/SEP or 403(b) plan. Please note that third party checks will not be accepted to open a new account, except for IRA Rollover checks that are properly endorsed.

MINIMUM PURCHASE REQUIREMENT: The minimum initial investment is $2,000 and all subsequent investments must be at least $500. The Company reserves the right to reject any purchase.

PRICING OF FUND SHARES

GENERAL (HOW SHARES ARE PRICED). We determine each fund's offering price once each day the New York Stock Exchange (the "Exchange") is open for regular trading. The offering price equals a fund's net asset value plus the sales charge, if any. You may purchase shares offered in this prospectus without a sales charge. Accordingly, the offering price for shares offered in this prospectus is that fund's (or class') net asset value.

EFFECTIVE DATE OF PURCHASES AND REDEMPTIONS (WHEN SHARES ARE PRICED). We calculate net asset value once each day at the close of regular trading on the Exchange (currently 3:00 p.m. Central Time). In the event the Exchange closes early on a particular day, we will determine the net asset value of each fund as of the close of the Exchange that day. Accordingly, the price you pay or receive for shares of a fund depends, in part, on the day and time you make your purchase or redemption. On any day the Exchange is open for regular trading, we will execute purchases and redemptions at the next applicable price determined that day if:

  - SM&R receives your order in proper form prior to the close of regular trading on the Exchange;

  - a financial intermediary having a distribution agreement with SM&R receives and reports your order prior to the close of regular trading on the Exchange on the same day; or

  - for purchases, Moody National Bank receives your purchase payment by bank wire and reports it to SM&R prior to the close of the Exchange.

If we receive your order after the close of the Exchange or on any day that the Exchange is closed, we will execute your purchase or redemption at the price next determined on the next business day. In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

SPECIAL SERVICES

EXCHANGE PRIVILEGE. As an investor in a fund, you may be permitted to exchange shares that you own in a fund with shares of some of the other mutual funds managed by SM&R without the payment of an exchange fee, subject to certain conditions. EXCHANGES BETWEEN A FUND AND ANOTHER FUND MANAGED BY SM&R ARE AVAILABLE ONLY IN STATES WHERE THE APPLICABLE FUNDS ARE REGISTERED AND THE EXCHANGE MAY BE LEGALLY MADE. YOU SHOULD CONTACT SM&R TO DETERMINE

WHETHER A FUND IS REGISTERED IN A PARTICULAR STATE AND WHETHER AN EXCHANGE IS PERMITTED.

WE MAY TERMINATE OR CHANGE THE TERMS OF ANY EXCHANGE OFFER AT ANY TIME.

GOVERNMENT BOND FUND AND TAX FREE FUND. You may exchange Class J shares that you own in the Government Bond or Tax Free Fund, without an exchange fee, for shares of the corresponding class of another fund managed by SM&R. You may also exchange your Class J shares for shares of the Primary Fund or Money Market Fund, provided that you meet any minimum investment requirement for the shares you wish to acquire.

PRIMARY FUND AND MONEY MARKET FUND. You may exchange shares you own in the Primary Fund for shares of the Money Market Fund, and vise versa. You may exchange shares you own in the Primary or Money Market Fund for Class A, T, J, or Y shares of another fund managed by SM&R, provided you meet any eligibility requirements and pay any sales charge applicable to the acquired shares. You CANNOT exchange shares of the Money Market Fund or Primary Fund for Class B or C shares of another fund.

You may request an exchange by telephone or in writing. In order to exchange shares, the following requirements must be met:

    (a) the exchange must be made between accounts that are registered in the same name, address and, if applicable, taxpayer identification number;

    (b) the shares of the fund acquired through exchange must be qualified for sale in the state in which you reside;

    (c) the dollar amount of a written exchange must meet the minimum investment requirement applicable to the shares of the fund that you would acquire through the exchange;

    (d) the minimum dollar amount of a telephone exchange is $500;

    (e) SM&R must have received full payment for the shares being exchanged;

    (f) your account must have been coded to reflect your certified taxpayer identification number, or, if applicable, an appropriate Internal Revenue Service Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status);

    (g) any shares that you wish to exchange must have been held for at least ten (10) business days;

    (h) certificates representing shares, if any, are returned before such shares are exchanged; and

    (i) you have received a prospectus for the shares you receive in the exchange.

The exchange privilege is not an option or right to purchase shares but is permitted under the respective policies of the participating funds, and may be modified or discontinued by the participating funds or by SM&R at any time. ANY GAIN OR LOSS REALIZED ON AN EXCHANGE OR RE-EXCHANGE MAY BE RECOGNIZED FOR FEDERAL AND STATE INCOME TAX PURPOSES. YOU SHOULD CONSULT YOUR TAX ADVISOR FOR THE TAX TREATMENT AND EFFECT OF EXCHANGES.

EXCESSIVE TRADING. Frequent trades, involving either substantial fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Company and raise the Company's expenses. We currently define "excessive trading" as exceeding one purchase and sale involving the same fund within any 120-day period.

For example, you are in Fund X. You can move substantial assets from Fund X to Fund Y and, within the next 120 days, sell your shares in Fund Y to return to Fund X or move to Fund Z. If you exceed the number of trades described above, you may be barred indefinitely from further transactions between the participating funds.

There are two types of transactions exempted from the excessive trading guidelines. They are (1) redemptions that are not part of exchanges and (2) systematic purchases or redemptions.

RETIREMENT PLANS

The following retirement plans may invest in Class J shares of the Government Bond Fund or with shares of the Primary and Money Market Funds:

  - Individual Retirement Accounts (IRAs), which include traditional IRAs, Roth IRAs, Education IRAs, and SIMPLE IRAs,

  - Simplified Employee Pension Plans (SEPs),

  - 403(b) Custodial Accounts (TSAs), and

  - corporate retirement plans.

These plans allow you to shelter investment income from federal income tax while saving for retirement. Information concerning IRAs and TSAs, and the forms necessary to adopt such plans, can be obtained by contacting your financial intermediaries. A regular fund application should be used when establishing a corporate retirement plan. (See "Purchasing Shares" for the minimum initial and subsequent purchase requirements.) SM&R acts as trustee or custodian for IRAs, SEPs, and TSAs for the Company. An annual custodial fee of $7.50 per account will be charged for any part of a calendar year in which an investor has an IRA, SEP, or TSA in the Company and will be automatically deducted from each account. An individual considering a retirement plan may wish to consult with an attorney or tax adviser.

Because IRAs, SEPs, TSAs, and other qualified plans are exempt from federal income tax, they will be unable to benefit from the general tax-exempt nature of the Tax Free Fund. Accordingly, the Tax Free Fund is not generally considered to be suited for such plans or persons.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS.

GOVERNMENT BOND AND TAX FREE FUNDS. The Government Bond and Tax Free Funds will generally declare and pay dividends from net investment income monthly and net realized short-term or long-term capital gains, if any, annually. In order to be entitled to a dividend, an investor must have acquired shares of a fund prior to the close of business on the record date. A shareholder should be cautioned, however, before purchasing shares of a fund immediately prior to a distribution. Dividends and distributions paid by the funds have the effect of reducing net asset value per share on the record date by the amount of the payment. Therefore, a dividend or distribution of record shortly after the purchase of shares by an investor represents, in substance, a return of capital.

PRIMARY AND MONEY MARKET FUNDS. At 3:00 p.m. Central Time, on each day that the Exchange is open for trading, the Primary and Money Market Funds each will declare a dividend of all of its net investment income to shareholders of record on that date. Such dividends will be paid monthly.

DIVIDEND REINVESTMENTS. Dividends and capital gains will be automatically reinvested at net asset value in additional shares of the fund making such distribution unless SM&R is instructed otherwise in writing. Distributions not reinvested are paid by check or transmitted to your bank account through an ACH transaction, if elected. If the Postal Service cannot deliver your check, or if your check remains uncashed for six months, the funds reserve the right to reinvest your distribution check in your account at the net asset value on the business day of the reinvestment and to reinvest all future distributions in shares of the applicable fund(s). Dividends and capital gains declared in December to shareholders of record in December and paid the following January will be taxable to shareholders as if received in December. This is a convenient way to accumulate additional shares and maintain or increase the shareholder's earning base. Of course, any shares so acquired remain at market risk.

Shareholders have the right to change their election with respect to the receipt of distributions by notifying SM&R in writing, but any such change will be effective only as to distributions for which the record date is seven or more business days after SM&R has received the shareholder's written request.

TAXABILITY OF DIVIDENDS. Dividends you receive from the Government Bond, Primary, and Money Market Funds, whether reinvested or taken as cash, are generally considered taxable. A fund's long-term capital gains distributions are taxable as capital gains; dividends from other sources are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

The Tax Free Fund intends to distribute tax-exempt dividends that shareholders may exclude from their gross income for federal income tax purposes. However, the Tax Free Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local income tax. Any capital gains distributed by the Tax Free Fund may be taxable. Also, you should also keep in mind that certain income from the Tax Free Fund may be subject to the federal alternative minimum tax.

BACKUP WITHHOLDING. Backup withholding of federal income tax may be applied at the rate of 31% from taxable dividends, distributions, and redemption proceeds (including exchanges) if you fail to furnish the Company with a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. You should consult with a tax advisor concerning the tax reporting requirements in effect on the redemption or exchange of such shares.

REDEEMING SHARES

You can redeem fund shares at the net asset value determined on the date the request is received by SM&R in proper form. If you redeem through a financial intermediary, the financial intermediary may charge you a fee for this service.

If uncertain of the redemption requirements, investors should call Investor Services or write SM&R. Payment will be made as soon as practicable and normally within seven days after receipt of a redemption request in proper form. We currently charge a fee in the amount of $8.00 for redemptions by wire under $5,000.

If the shares being redeemed were purchased by wire, certified check, money order, or other immediately available funds, redemption proceeds will be mailed no later than the seventh calendar day following receipt. For shares purchased by a personal check or ACH transfer, SM&R will process your redemption but will generally delay sending you the proceeds for up to ten (10) business days to allow the check or transfer to clear.

SYSTEMATIC WITHDRAWAL PLAN. The Company has a Systematic Withdrawal Plan ("Withdrawal Account"), which permits shareholders having an account value of $5,000 or more to automatically withdraw a minimum of $50 monthly or each calendar quarter on or about the

20th of the applicable month. Shareholders maintaining a Withdrawal Account may elect to have the withdrawal proceeds automatically deposited in their pre-authorized bank account via an ACH transaction. This is accomplished by completing the relevant section of the account application and returning it to SM&R. See "Special Services" for additional information. Dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value. As with other redemptions, a withdrawal is a sale for federal income tax purposes. The Systematic Withdrawal Plan will automatically terminate if all shares are liquidated or withdrawn from the account.

For further information about the "Systematic Withdrawal Plan," contact your investment adviser or broker-dealer.

"PROPER FORM" means the request for redemption must include:

    (1) your letter of instruction or a stock assignment specifying the fund, account number, and number of shares or dollar amount to be redeemed. Both share certificates and stock powers, if any, must be endorsed and executed exactly as the fund shares are registered. It is suggested that certificates be returned by certified mail for your protection;

    (2) any required signature guarantees (see "Signature Guarantees" below);
        and

    (3) other supporting legal documents, if required in the case of estates, trusts, guardianships, divorce, custodianships, corporations, partnerships, pension or profit sharing plans, retirement plans, and other organizations.

Please keep in mind that as a shareholder, it is your responsibility to ensure that all requests are submitted to the Company's transfer agent in proper form for processing.

SIGNATURE GUARANTEES. A signature guarantee verifies the authenticity of your signature. Signature guarantees are required when:

    (1) the proceeds of the redemption exceed $25,000;

    (2) the proceeds (in any amount) are to be paid to someone OTHER THAN the registered owner(s) of the account;

    (3) the proceeds (in any amount) are to be sent to any address OTHER THAN the shareholder's address of record, pre-authorized bank account or exchanged to one of the other funds managed by SM&R; or

    (4) the Company or its transfer agent believes a signature guarantee would protect against potential claims based on the transfer instructions, including, when the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Company or transfer agent.

You should be able to obtain an acceptable signature guarantee from a bank, broker, dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, or registered securities association. WITNESSING OR NOTARIZATION IS NOT SUFFICIENT.

REDEMPTION OF SMALL ACCOUNTS. The Company reserves the right to redeem shares in any account (which will be promptly paid to the shareholder) if, due to your redemptions, the value of the account falls below $500 in the case of the Government Bond and Tax Free Funds or $1,000 in the case of the Primary and Money Market Funds. You will be notified that the value of your account is less than the required minimum indicated above and allowed at least 60 days to make an additional investment to increase the value of your account above the required minimum. The funds may, from time to time, change such required minimum investment.

RIGHTS RESERVED BY THE COMPANY. The Company, acting through its transfer agent, reserves the right:

  - to waive or lower investment minimums;

  - to accept subsequent purchases by telephone from financial intermediaries;

  - to refuse any purchase order;

  - to cancel or rescind any purchase or exchange at any time prior to receipt by the shareholder of written confirmation or, if later, within five (5) business days of the transaction;

  - to freeze an account and suspend account services when notice has been received of a dispute involving the account owners or other parties or there is reason to believe a fraudulent transaction may occur;

  - to restrict or refuse the use of faxed redemptions where there is a question as to the validity of the request or proper documents have not been received;

  - to otherwise modify the conditions of purchase and any services at any time;

  - to act on instructions not believed to be genuine; or

  - to eliminate duplicate mailings of fund material to shareholders who reside at the same address.

THE FUNDS AND MANAGEMENT
-------------------------------------------------------------------

INVESTMENT ADVISOR

The Company's Board of Directors has delegated to Securities Management and Research, Inc. ("SM&R"), the funds' investment adviser, the management of the funds' day-to-day business and affairs. In addition, SM&R invests the funds' assets, provides administrative services, and serves as transfer agent, custodian, dividend paying agent, and underwriter.

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). SM&R was incorporated in 1964 and has managed mutual funds since 1966. SM&R does and may, from time to time, serve as investment adviser to other clients including employee benefit plans, other investment companies, banks, foundations and endowment funds.

Under the Advisory Agreements with the Company, SM&R is paid an investment advisory fee, which is calculated separately for each fund, as compensation for its services. The agreement provides that SM&R will receive advisory fees as set forth below.

GOVERNMENT BOND FUND AND TAX FREE FUND. We deduct an investment advisory fee from the value of the shares each day. We calculate this fee for the Government Bond and Tax Free Funds at the annual rate as follows:

          ON THE PORTION OF EACH FUND'S             INVESTMENT ADVISORY
            AVERAGE DAILY NET ASSETS                  FEE ANNUAL RATE
-------------------------------------------------  ---------------------
Not exceeding $100,000,000                                   0.50%
Exceeding $100,000,000 but not exceeding
  $300,000,000                                               0.45%
Exceeding $300,000,000                                       0.40%

MONEY MARKET FUND AND PRIMARY FUND. For the Money Market and Primary Funds, we calculate the investment advisory fee at the annual rate of 0.25% and 0.50%, respectively, of each fund's average daily net asset value.

After applicable fee waivers, SM&R received total advisory fees from the Government Bond Fund and Primary Fund for the fiscal year ended August 31, 1998 which represented 0.50% and 0.32%, respectively, of each such fund's average daily net assets. SM&R waived all advisory fees for the Tax Free Fund for the fiscal year ended August 31, 1998. The Money Market Fund was not in operation during the fiscal year ended August 31, 1998.

ADMINISTRATIVE SERVICES

Pursuant to an Administrative Service Agreement with the Company, SM&R provides all non-investment related management, executive, administrative, transfer agent, and operational services to the funds. Under the agreement, SM&R receives an administrative service fee from each fund at the annual rate of average daily net asset values as follows:

        ON THE PORTION OF THE FUND'S          ADMINISTRATIVE SERVICE FEE
          AVERAGE DAILY NET ASSETS                   ANNUAL RATE
--------------------------------------------  --------------------------
Not exceeding $100,000,000                                 0.25%
Exceeding $100,000,000 but not exceeding
  $200,000,000                                             0.20%
Exceeding $200,000,000 but not exceeding
  $300,000,000                                             0.15%
Exceeding $300,000,000                                     0.10%

REIMBURSEMENTS AND WAIVERS

SM&R has agreed to pay (or to reimburse each fund for) each fund's regular operating expenses in excess of 1.25% (0.50% for the Money Market Fund) per year of such fund's average daily net assets. Regular operating expenses include the advisory fee and administrative service fee, if any, paid to SM&R, but do not include 12b-1 fees, class-specific expenses, interest, taxes, commissions, and other expenses incidental to portfolio transactions. SM&R received administrative service fees of 0.25% for the fiscal year ended August 31, 1998 of each fund's average daily net assets. The Money Market Fund was not in operation during the fiscal year ended August 31, 1998.

In order to improve the yield and total return of any fund of the Company, SM&R may from time to time voluntarily waive or reduce all or any portion of its advisory fee, administrative fee, and/or assume certain or all expenses of any fund of the Company while retaining its ability to be reimbursed for such fees prior to the end of the fiscal year. Fee waivers and/or reductions, other than those stated in the Administrative Service Agreement, may be rescinded by SM&R at any time without notice to investors. SM&R has agreed to continue to waive the advisory fee for the Tax Free Fund and reimburse expenses incurred by the Government Bond and Primary Funds to the extent that regular operating expenses exceed average daily net assets as follows: 0.80% for the Primary Fund and 1.00% for the Government Bond Fund.

PORTFOLIO MANAGEMENT

While the following individuals are primarily responsible for the day-to-day portfolio management of their respective funds, all accounts are reviewed on a regular basis by SM&R's Investment Committee to ensure that they are being invested in accordance with investment policies.

TERRY E. FRANK, VICE PRESIDENT, PORTFOLIO MANAGER OF THE GOVERNMENT BOND FUND, TAX FREE FUND, PRIMARY FUND AND MONEY MARKET FUND. Ms. Frank has served as
    Portfolio Manager of the Government Bond Fund since 1993 and the Tax Free Fund since its inception. She has served as Portfolio Manager of the Primary Fund since November 1998 and the Money Market Fund since its inception (January 1, 1999). She also serves as Portfolio Manager of the Money Market Portfolio of American National Investment Accounts, Inc., a series mutual fund used exclusively for variable contracts issued by American National. She joined SM&R's investment staff in 1991 and prior to that time she held positions with American Capital Asset Management and Gibraltar Savings Association as a securities analyst and Equitable Investment Services as a research analyst.

JOHN S. MAIDLOW, ASSISTANT PORTFOLIO MANAGER OF THE PRIMARY FUND AND THE MONEY MARKET FUND. Mr. Maidlow has served as the Assistant Portfolio Manager of the
    Primary Fund since November, 1998 and the Money Market Fund since its inception (January 1, 1999). He also services as Assistant Portfolio Manager of the Money Market Portfolio of American National Investment Accounts, Inc., a series mutual fund used exclusively for variable contracts issued by American National. He joined SM&R's staff in 1998 and prior to that time he held positions with American Industries Trust Company as a trust officer, Texas Department of

    Insurance and the Texas Department of Banking as an examiner, Landmark Group as Vice President of Investments, MBank as a trust officer and Rotan-Mosle, Inc. and Eppler, Guerin & Turner as an investment broker.

FINANCIAL HIGHLIGHTS                                        GOVERNMENT BOND FUND
-------------------------------------------------------------------

The following financial highlights table is intended to help you understand the Government Bond Fund's financial performance for the past five years. Certain information reflects financial results for a single share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Government Bond Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares. This information is derived from the financial statements of the Government Bond Fund which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP and for the year ended August 31, 1998 has been audited by Tait, Weller & Baker, CPA. Each independent auditor's report, along with the Government Bond Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request. IF MULTIPLE CLASSES OF SHARES OF THE GOVERNMENT BOND FUND HAD BEEN IN EXISTENCE DURING THE PAST FIVE YEARS, THE FINANCIAL PERFORMANCE OF CLASS J SHARES OF THE GOVERNMENT BOND FUND WOULD HAVE BEEN LOWER THAN DEPICTED BECAUSE OF THE IMPOSITION OF DISTRIBUTION (12b-1) FEES.

                                                              YEAR ENDED AUGUST 31,
                                              -----------------------------------------------------
                                                1998       1997       1996       1995       1994
                                              ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period          $   10.42  $   10.14  $   10.51  $   10.07  $   10.87
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.64       0.67       0.65       0.70       0.54
  Net Realized and Unrealized Gain (Loss) on
    Securities                                     0.20       0.26      (0.37)      0.44      (0.79)
                                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                   0.84       0.93       0.28       1.14      (0.25)
                                              ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
  Dividends from Net Investment Income            (0.66)     (0.65)     (0.65)     (0.70)     (0.55)
                                              ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS                               (0.66)     (0.65)     (0.65)     (0.70)     (0.55)
                                              ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period                $   10.60  $   10.42  $   10.14  $   10.51  $   10.07
                                              ---------  ---------  ---------  ---------  ---------
                                              ---------  ---------  ---------  ---------  ---------
TOTAL RETURN                                      8.31%      9.37%      2.63%     11.85%    (2.41)%
                                              ---------  ---------  ---------  ---------  ---------
                                              ---------  ---------  ---------  ---------  ---------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted)     $  23,982  $  23,683  $  21,127  $  20,466  $  19,790
Ratio of Expenses to Average Net Assets(1)        1.00%      1.00%      1.00%      0.70%      1.12%
Ratio of Net Income to Average Net Assets         6.08%      6.46%      6.17%      6.90%      5.11%
Portfolio Turnover Rate                          32.71%      9.06%     30.17%      2.20%     45.48%

(1) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.07%, 1.20%, and 1.06% for the years ended August 31, 1997, 1996, and 1995, respectively.

FINANCIAL HIGHLIGHTS                                               TAX FREE FUND
-------------------------------------------------------------------

The following financial highlights table is intended to help you understand the Tax Free Fund's financial performance since inception. Certain information reflects financial results for a single share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Tax Free Fund (assuming reinvestment of all dividends and distributions) prior to addition of multiple classes of shares. This information is derived from the financial statements of the Tax Free Fund which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP and for the year ended August 31, 1998 has been audited by Tait, Weller & Baker, CPA. Each independent auditor's report, along with the Tax Free Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request. IF MULTIPLE CLASSES OF SHARES OF THE TAX FREE FUND HAD BEEN IN EXISTENCE DURING THE PAST FIVE YEARS, THE FINANCIAL PERFORMANCE OF CLASS J SHARES OF THE TAX FREE FUND WOULD HAVE BEEN LOWER THAN DEPICTED BECAUSE OF THE IMPOSITION OF DISTRIBUTION (12b-1) FEES.

                                                                                    SEPT. 9, 1993
                                                YEAR ENDED AUGUST 31,             (DATE OPERATIONS
                                      ------------------------------------------   COMMENCED) THRU
                                        1998       1997       1996       1995       AUG. 31, 1994
                                      ---------  ---------  ---------  ---------  -----------------
Net Asset Value, Beginning of Period  $   10.27  $    9.93  $    9.95  $    9.62      $   10.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                    0.49       0.51       0.53       0.51           0.24
  Net Realized and Unrealized Gain
    (Loss) on Securities                   0.37       0.33      (0.02)      0.33          (0.38)
                                      ---------  ---------  ---------  ---------        -------
TOTAL FROM INVESTMENT OPERATIONS           0.86       0.84       0.51       0.84          (0.14)
                                      ---------  ---------  ---------  ---------        -------
LESS DISTRIBUTIONS
  Dividends from Net Investment
    Income                                (0.49)     (0.50)     (0.53)     (0.51)         (0.24)
                                      ---------  ---------  ---------  ---------        -------
TOTAL DISTRIBUTIONS                       (0.49)     (0.50)     (0.53)     (0.51)         (0.24)
                                      ---------  ---------  ---------  ---------        -------
Net Asset Value, End of Period        $   10.64  $   10.27  $    9.93  $    9.95      $    9.62
                                      ---------  ---------  ---------  ---------        -------
                                      ---------  ---------  ---------  ---------        -------
TOTAL RETURN                              8.58%      8.61%      5.18%      9.15%        (1.49)%(1)
                                      ---------  ---------  ---------  ---------        -------
                                      ---------  ---------  ---------  ---------        -------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's
  omitted)                            $  11,058  $  10,700  $   9,148  $   8,399      $   7,295
Ratio of Expenses to Average Net
  Assets(3)                               0.75%      0.54%     --         --              1.11%(2)
Ratio of Net Income to Average Net
  Assets                                  4.60%      4.97%      5.27%      5.43%          2.50%(2)
Portfolio Turnover Rate                  12.77%     22.15%     18.44%     12.63%         16.49%

(1) Returns are not annualized.
(2) Ratios are annualized.
(3) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement, the ratio of expenses to average net assets would have been 1.25%, 1.27%, 1.18%, and 1.25% for the years ended August 31, 1998, 1997, 1996, and 1995, respectively.

FINANCIAL HIGHLIGHTS                                                PRIMARY FUND
-------------------------------------------------------------------

The following financial highlights table is intended to help you understand the Primary Fund's financial performance for the past five years. Certain information reflects financial results for a single Primary Fund share outstanding throughout each period shown. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Primary Fund (assuming reinvestment of all dividends and distributions). This information is derived from the financial statements of the Primary Fund which for the years ended through August 31, 1997 have been audited by KPMG Peat Marwick LLP and for the year ended August 31, 1998 has been audited by Tait, Weller & Baker, CPA. Each independent auditor's report, along with the Primary Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.

                                                           YEAR ENDED AUGUST 31,
                                           -----------------------------------------------------
                                             1998       1997       1996       1995       1994
                                           ---------  ---------  ---------  ---------  ---------
Net Asset Value, Beginning of Period       $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                         0.05       0.05       0.05       0.05       0.03
                                           ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                0.05       0.05       0.05       0.05       0.03
                                           ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
  Dividends from Net Investment Income         (0.05)     (0.05)     (0.05)     (0.05)     (0.03)
                                           ---------  ---------  ---------  ---------  ---------
TOTAL DISTRIBUTIONS                            (0.05)     (0.05)     (0.05)     (0.05)     (0.03)
                                           ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of Period             $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                           ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------
TOTAL RETURN                                   5.15%      4.98%      5.07%      5.01%      2.91%
                                           ---------  ---------  ---------  ---------  ---------
                                           ---------  ---------  ---------  ---------  ---------

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted)  $  34,577  $  33,045  $  37,465  $  20,984  $  15,208
Ratio of Expenses to Average Net
  Assets(1)                                    2.80%      0.80%      0.81%      0.84%      0.79%
Ratio of Net Income to Average Net Assets      5.02%      4.86%      4.93%      4.91%      2.88%

(1) Expenses for the calculation are net of a reimbursement from Securities Management and Research, Inc. Without this reimbursement the ratio of expenses to average net assets would have been 0.98%, 1.01%, 1.15%, 1.21%, and 1.20% for the years ended August 31, 1998, 1997, 1996, 1995, and 1994, respectively.

-------------------------------------------------------------------

APPENDIX

(Description of Ratings Used in Prospectus)
-------------------------------------------------------------------

BOND RATINGS

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S LONG-TERM BOND (BONDS THAT EXTEND LONGER THAN ONE YEAR) RATING:

AAA  An obligation rated "AAA" has the highest rating assigned by Standard &
      Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA   An obligation rated "AA" differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A    An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB   An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

DESCRIPTION OF MOODY'S INVESTOR'S SERVICE, INC.'S LONG-TERM BOND (BONDS THAT EXTEND LONGER THAN ONE YEAR) RATINGS:

Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A    Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated "Baa" are considered as medium-grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

DESCRIPTION OF FITCH IBCA BOND RATINGS:

AAA Highest credit quality "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA   Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A    High credit quality. "A" ratings denote a low expectation of credit risk.
      The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

MUNICIPAL NOTE RATINGS

DESCRIPTION OF MOODY'S INVESTOR SERVICE INC.'S SHORT-TERM MUNICIPAL NOTE (NOTES THAT MATURE IN LESS THAN ONE YEAR) RATINGS:

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

DESCRIPTION OF STANDARD AND POOR'S SHORT-TERM MUNICIPAL NOTE RATINGS:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S THREE HIGHEST COMMERCIAL PAPER
RATINGS:

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST COMMERCIAL PAPER
RATINGS:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                    - Leading market positions in well-established industries.
                    - High rates of return on funds employed.
                    - Conservative capitalization structure with moderate
                      reliance on debt and ample asset protection.
                    - Broad margins in earnings of fixed financial charges and high internal cash generation.
                    - Well-established access to a range of financial markets
                      and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage rations, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

DESCRIPTION OF FITCH IBCA SHORT-TERM DEBT RATINGS (INCLUDING COMMERCIAL PAPER):

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit quality.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

DESCRIPTION OF DUFF & PHELP'S HIGHEST COMMERCIAL RATINGS:
High Grade

D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1   Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Good Grade

D-2   Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF THOMSON BANKWATCH, INC.'S TWO HIGHEST COMMERCIAL RATINGS:

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

FEDERAL FUNDS

As used in this Prospectus and in the Fund's Statement of Additional Information, "Federal Funds" means a commercial bank's deposits in a Federal Reserve Bank which can be transferred from one member bank's account to that of another member bank on the same day. Federal Funds are considered to be immediately available funds.

FOR MORE INFORMATION ABOUT THE FUNDS
-------------------------------------------------------------------

The following documents contain more information about the       SM&R GOVERNMENT BOND FUND
funds and are available free upon request:                       SM&R TAX FREE FUND
STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains      SM&R PRIMARY FUND
additional information about all aspects of the funds. A         SM&R MONEY
current SAI has been filed with the Securities and Exchange      MARKET FUND
Commission and is incorporated herein by reference.
ANNUAL AND SEMI-ANNUAL REPORTS. The funds' annual and
semi-annual reports provide additional information about the funds' investments. The annual report contains a discussion
of the market conditions and investment strategies that
significantly affected each fund's performance during the
last fiscal year.

REQUESTING DOCUMENTS. You may request a free copy of the SAI and these reports, make shareholder inquiries, or request further information about the funds either by contacting your broker or by contacting the funds at:

        SECURITIES MANAGEMENT AND RESEARCH, INC.
        P.O. BOX 58969
        HOUSTON, TEXAS 77258-8969
        TELEPHONE: 1-800-231-4639 (TOLL FREE) OR
                   1-281-334-2469 (COLLECT)

PUBLIC INFORMATION. You can review and copy information about the funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the public reference room by calling the Commission at 1-800-SEC-0330. Reports and other information about the funds also are available on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                                              Investment Company
                                                              File No. 811- 6477